Cover Page	May 07, 2021	Feb. 23, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 07, 2021
Entity Registrant Name	Cardtronics plc
Entity Incorporation, State or Country Code	X0
Entity File Number	001-37820
Entity Tax Identification Number	98-1304627
Entity Address, Address Line One	2050 West Sam Houston Parkway South, Suite 1300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77042
City Area Code		832
Local Phone Number		308-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Ordinary Shares, nominal value $0.01 per share
Trading Symbol	CATM
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001671013